Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2023	Sep. 30, 2022
CURRENT ASSETS:
Cash		$ 8,684,188	$ 4,792,632
Short-term investments		4,696,503	2,276,158
Accounts receivable, net		3,869,399	3,830,876
Accounts receivable - related parties		291,883	253,473
Inventories		6,509,349	6,724,415
Due from related parties		4,874,422	36,257
Prepaid expenses and other current assets		163,356	989,336
TOTAL CURRENT ASSETS		29,089,100	18,903,147
Property, plant and equipment, net		1,582,650	1,627,962
Land use right, net		166,476	163,213
Deferred tax assets		184,271	245,212
TOTAL ASSETS		31,022,497	20,939,534
CURRENT LIABILITIES:
Short-term bank loan		1,456,000
Accounts payable		4,614,084	4,113,622
Accrued liabilities and other payables		378,097	393,760
Deferred revenue		561,146	830,305
Deferred revenue - a related party		124,766
Taxes payable		341,885	248,090
Due to a related party			118,066
TOTAL CURRENT LIABILITIES		7,475,978	5,703,843
TOTAL LIABILITIES		7,475,978	5,703,843
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 7,750,000 shares and 6,750,000 shares were issued and outstanding as of March 31, 2023 and September 30, 2022, respectively*	[1]	7,750	6,750
Additional paid-in capital		6,053,131	79,810
Statutory reserves		1,827,972	1,651,422
Retained earnings		15,998,640	14,408,843
Accumulated other comprehensive loss		(340,974)	(911,134)
TOTAL SHAREHOLDERS’ EQUITY		23,546,519	15,235,691
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 31,022,497	$ 20,939,534

[1]	The share amounts are presented on a retrospective basis.